Organization and Business Operations (Details)					7 Months Ended	9 Months Ended	10 Months Ended
	Aug. 21, 2024 USD ($) shares	May 30, 2023 USD ($) $ / shares shares	May 24, 2023 shares	Mar. 08, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Organization and Business Operations [Line Items]
Shares issued			575,000	5,750,000
Sponsor amount | $				$ 25,000
Price per share | $ / shares				$ 0.004
Share capitalization			575,000	575,000
Sponsor holding		6,250,000	6,325,000
Aggregate shares			825,000
Founder shares forfeited		75,000
Aggregate warrants | $					$ 7,650,000		$ 7,650,000
Private placement warrants		1,650,000
Transaction costs | $						18,361,877	18,361,877
Underwriting discount | $						4,400,000	$ 4,400,000
Deferred underwriting fees | $						13,100,000
Other offering costs | $						$ 861,877
Fair market value						80.00%	80.00%
Outstanding voting securities rate						50.00%
Price per unit | $ / shares							$ 10.05
Investments maximum maturity period		185 days
Months to complete acquisition		18 months
Business combination redemption rate		100.00%
Prior business days						2 days
Initial business days						10 years
Taxes payable | $						$ 100,000	$ 100,000
Ordinary shares conversion description						(i) immediately prior to the Domestication, pursuant to the Sponsor Support Agreement (as defined below) each of the then issued and outstanding Class B ordinary shares of the Company will convert automatically, on a one-for-one basis, into one (1) Class A ordinary share, par value of $0.0001 per share, of the Company (each a “Class A Ordinary Share”) (the “Sponsor Share Conversion”); and (ii) in connection with the Domestication, (x) each then issued and outstanding Class A Ordinary Share (that was not redeemed pursuant to the Redemption) shall convert automatically, on a one-for-one basis, into one (1) share of common stock, par value $0.0001 per share, of the Company (after the Domestication) (the “New USARE Common Stock”); (y) each of the then issued and outstanding warrants representing the right to purchase one Class A Ordinary Share shall convert automatically into a warrant to acquire one (1) share of New USARE Common Stock (each a “New USARE Warrant”); and (z) each of the then issued and outstanding units of the Company will be cancelled and each holder thereof will be entitled to one share of New USARE Common Stock and one-half (1/2) of one New USARE Warrant.
Earn-out consideration vesting percentage						50.00%
Exceeds price per share | $ / shares						$ 20
Minimum number of trading days						20 days	20 years
Consecutive trading days						30 days	30 years
Remaining earn-out consideration vesting percentage						50.00%
Percentage of preferred stock						12.00%
Preferred stock, par value | $ / shares						$ 0.0001	$ 0.0001
Forgiveness of outstanding balance	50.00%
Cash | $						$ 141,201	$ 275,665
Working capital deficit | $						$ 2,503,225	$ 189,674
Condition for future business combination							1
Deferred underwriting discount | $							$ 4,400,000
Payment of deferred underwriting fees | $							$ 13,100,000
Initial public offering amount | $		$ 251,250,000
Series A Preferred Stock Investment [Member]
Organization and Business Operations [Line Items]
Preferred stock, par value | $ / shares						$ 12
Aggregate purchase price | $	$ 1,250,000					$ 9,117,648
Forgiveness of outstanding balance	50.00%
Redeemable Warrant [Member]
Organization and Business Operations [Line Items]
Number of ordinary shares		1
Sponsor [Member]
Organization and Business Operations [Line Items]
Aggregate shares		6,000,000
Independent auditors [Member]
Organization and Business Operations [Line Items]
Due to reductions price | $ / shares						$ 10.05
Business Combination [Member]
Organization and Business Operations [Line Items]
Initial business combination percentage							100.00%
Sponsor [Member]
Organization and Business Operations [Line Items]
Shares purchases		6,000,000
Sponsor [Member] | Independent auditors [Member]
Organization and Business Operations [Line Items]
Payments for investment of liquidation | $ / shares						$ 10.05
Cantor Fitzgerald & Co [Member]
Organization and Business Operations [Line Items]
Aggregate shares issued		7,650,000
USARE Business Combination Agreement [Member]
Organization and Business Operations [Line Items]
Forfeiture of shares						10,000,000
Consecutive trading days						30 days
USARE Business Combination Agreement [Member] | Business Combination [Member]
Organization and Business Operations [Line Items]
Consideration amount | $						$ 800,000,000
Sponsor Support Agreement [Member]
Organization and Business Operations [Line Items]
Proceeds from issuance initial public offering | $						$ 1,000,000
Warrant forfeiture						60,000
Sponsor Support Agreement [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Proceeds from issuance initial public offering | $						$ 50,000,000
Warrant forfeiture						1,500,000
Underwriting Agreement [Member]
Organization and Business Operations [Line Items]
Underwriting discount | $						$ 4,400,000
Aggregate cash amount | $						$ 13,100,000
Fee Reduction Agreement [Member]
Organization and Business Operations [Line Items]
Shares issued						400,000
Warrant forfeiture						1,650,000
Cash fee | $						$ 2,000,000
Fee Reduction Agreement [Member] | Underwriting Agreement [Member]
Organization and Business Operations [Line Items]
Aggregate purchase price | $						$ 50,000,000
Percentage of capital raised						2.00%
Investment Company Act [Member]
Organization and Business Operations [Line Items]
Outstanding voting securities rate							50.00%
Sponsor [Member]
Organization and Business Operations [Line Items]
Founder shares forfeited		6,250,000
Sponsor [Member] | Independent auditors [Member]
Organization and Business Operations [Line Items]
Payments for investment of liquidation | $ / shares							$ 10.05
Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Price per share | $ / shares		$ 11.5
Number of ordinary shares		1
Share issued, price per share | $ / shares		$ 11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Number of ordinary shares		1				1
Shares purchases						20,150,000
Share issued, price per share | $ / shares		$ 11.5				$ 18
Price per unit | $ / shares						11.5	11.5
Exceeds price per share | $ / shares						$ 12	$ 12
Warrant forfeiture						20,150,000	20,150,000
USARE Class A Units [Member]
Organization and Business Operations [Line Items]
Shares purchases	31,250
Number of shares converted						1
Series A Preferred Stock [Member] | USARE Business Combination Agreement [Member]
Organization and Business Operations [Line Items]
Number of shares converted						1
Common Stock [Member]
Organization and Business Operations [Line Items]
Number of ordinary shares						1
Common Stock [Member] | USARE Business Combination Agreement [Member]
Organization and Business Operations [Line Items]
Number of ordinary shares						1
Exceeds price per share | $ / shares						$ 15
Minimum number of trading days						20 years
Consecutive trading days						30 years
Common Stock [Member] | Fee Reduction Agreement [Member]
Organization and Business Operations [Line Items]
Cash fee | $						$ 4,000,000
Series A Cumulative Convertible Preferred Stock [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Preferred stock, par value | $ / shares						$ 0.0001
Series A Cumulative Convertible Preferred Stock [Member] | USARE Business Combination Agreement [Member]
Organization and Business Operations [Line Items]
Percentage of preferred stock						12.00%
IPO [Member]
Organization and Business Operations [Line Items]
Shares issued		25,000,000
Price per share | $ / shares		$ 10
Sale of stock		25,000,000
Proceeds from issuance initial public offering | $		$ 250,000,000
Share issued, price per share | $ / shares		$ 10
Net proceeds | $		$ 251,250,000
Price per unit | $ / shares		$ 10.05
IPO [Member] | Inflection Point Holdings II LLC [Member]
Organization and Business Operations [Line Items]
Price per units | $ / shares		10
IPO [Member] | Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Share issued, price per share | $ / shares		$ 11.5
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Shares issued		3,000,000
Price per share | $ / shares		$ 10
Sale of stock		3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Organization and Business Operations [Line Items]
Price per share | $ / shares		$ 10
Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Price per share | $ / shares		$ 1
Sale of stock		7,650,000
Sale of units		7,650,000
Aggregate warrants | $		$ 7,650,000
Shares purchases		7,650,000
Share issued, price per share | $ / shares		$ 1
Purchased shares		1,650,000
Public Share [Member]
Organization and Business Operations [Line Items]
Trust account per public share | $ / shares						$ 10.05	$ 10.05
Warrants [Member] | Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Share issued, price per share | $ / shares		$ 11.5
Underwriting [Member]
Organization and Business Operations [Line Items]
Other offering costs | $							$ 861,877